Form N-1A Cover	Oct. 01, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 01, 2024
Prospectus Date	Mar. 01, 2024
Supplement to Prospectus [Text Block]	October 1, 2024 BNY MELLON ETF TRUST BNY Mellon Concentrated International ETF (the "fund") Supplement to Current Summary Prospectus and Prospectus